Organization and Plan of Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization and Plan of Business Operations [Abstract]
ORGANIZATION AND PLAN OF BUSINESS OPERATIONS

NOTE 1 — ORGANIZATION AND PLAN OF BUSINESS OPERATIONS

Atlantic Coastal Acquisition Corp. II (“ACAB”, now known as Abpro Holdings, Inc.) (the “Company”) is a blank check company incorporated in Delaware on May 20, 2021. The Company was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (a “Business Combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

Business Combination

On November 12, 2024, ACAB and Abpro completed a series of transactions that resulted in the combination (the “Closing” of the “Business Combination”) of ACAB with Abpro Corporation, a Delaware corporation (“Abpro”), pursuant to the previously announced Business Combination Agreement, dated December 11, 2023, amended by an amendment dated September 4, 2024 (the “BCA”), by and among ACAB, Abpro Merger Sub Corp., a Delaware corporation and a wholly owned subsidiary of ACAB (“Merger Sub”), and Abpro, following the approval at the special meeting of the shareholders of ACAB held on November 7, 2024 (the “Special Meeting”). On November 12, 2024, pursuant to the BCA, and as described in greater detail in the Company’s final prospectus and definitive proxy statement, which was filed with the U.S. Securities and Exchange Commission (the “SEC”) on October 18, 2024 (the “Proxy Statement/Prospectus”), Merger Sub merged with and into Abpro, with Abpro surviving the merger as a wholly owned subsidiary of ACAB, and ACAB changed its name to Abpro Holdings, Inc. (“New Abpro”). As consideration for the Business Combination, New Abpro issued to or reserved for Abpro shareholders an aggregate of approximately 50,000,000 shares of New Abpro common stock, par value $0.0001 per share (the “Common Stock”), consisting of 39,413,500 shares of Common Stock issued to Abpro shareholders, and 10,586,500 shares of Common Stock reserved for issuance in connection with certain Abpro rollover RSUs and stock options (collectively, the “Merger Consideration”). In addition, New Abpro issued an aggregate of 3,367,401 shares of Common Stock to the PIPE investors (as described below), an aggregate of 1,250,000 shares of Common Stock to vendors in connection with the Closing, and Atlantic Coastal Acquisition Management II LLC (the “Sponsor”) forfeited and New Abpro cancelled 966,442 shares of Common Stock (further described below).

Under the Second Amended Articles of Incorporation of ACAB dated November 12, 2024, each of the outstanding shares of ACAB Series A Common Stock and the outstanding share of ACAB Series B Common Stock was exchanged into one share of Common Stock.

Unless otherwise defined herein, capitalized terms used in this Quarterly Report on Form 10-Q have the same meaning as set forth in the Proxy Statement/Prospectus.

In connection with the Special Meeting, ACAB shareholders holding 330,276 shares of ACAB’s Series A common stock (the “Public Shares”) (after giving effect to the share repurchases by Yorkville as described below) exercised their right to redeem their shares for a pro rata portion of the funds in ACAB’s trust account (the “Trust Account”). Prior to the Closing approximately $3,752,627 (approximately $11.36 per Public Share) was removed from the Trust Account to pay such holders.

Following the Closing, Abpro’s stockholders shall be issued up to 14,500,000 additional shares of the Post-Combination Company common stock (“Earnout Shares”) if, within five calendar years after the closing of the Business Combination, the volume weighted average price of shares of Series A Common Stock on Nasdaq, or any other national securities exchange on which the shares of Series A Common Stock are then traded (“VWAP”) meets or exceeds three-tier target prices defined in the agreement, as follows:

a)	one-third of the total Earnout Shares, if, the VWAP is greater than or equal to $13.00 over any 20 trading days within any consecutive 30 trading day period (the “First Share Target”)

b)	one-third of the total Earnout Shares, if, the VWAP is greater than or equal to $15.00 over any 20 trading days within any consecutive 30 trading day period (the “Second Share Target”)

c)	one-third of the total Earnout Shares, if, the VWAP is greater than or equal to $18.00 over any 20 trading days within any consecutive 30 trading day period (the “Third Share Target”).

These shares are contingently issuable upon the achievement of the set market performance targets. Considering the underlying contingent consideration to be transferred are common stocks, and as such is indexed to the Post-Combination Company’s own stock and classified in stockholders’ equity in the statement of financial position, we deemed the contingent payments under the earnout provisions to qualify for the scope exception in Accounting Standards Codification (“ASC”) 815-10-15-74(a). As a result, the contingent consideration obligation will be recognized when the contingency is resolved, and the consideration is paid or becomes payable and has no impact on the pro forma condensed financial statements.

Abpro’s 61,009 outstanding common stock warrants expired upon the consummation of the Business Combination.

Concurrently with the execution of the BCA, Abpro and Abpro Bio International, Inc. (“Abpro Bio”), an Abpro stockholder, entered into an agreement (the “Sponsor Share Letter”), pursuant to which Sponsor agreed to, at the Closing Date, (i) retain 2,950,000 shares of Series A Common Stock of ACAB, (ii) retain 291,667 shares, and transfer 983,333 shares to Abpro and 983,333 of the shares Abpro Bio (“Promote Shares”), for such parties to use to obtain non-redemption commitments from SPAC stockholders or other capital for SPAC or the Surviving Corporation (with any shares unused for such purpose to be retained by such party), and (iii) forfeit the remainder of any Series A Common Stock and Series B Common Stock held by Sponsor (or 966,441 Series A shares and 1 Series B share). It was also agreed in the Sponsor Share Letter that the Sponsor will transfer 200,000 shares to one of ACAB’s financial advisors for the services provided prior to the merger date. The transfer of 983,333 shares of ACAB Series A Common Stock to Abpro Bio was reflected in the pro forma condensed financial statements as a part of the recapitalization in conjunction with the Business Combination and this transfer has no financial impact. As it relates to 983,333 shares transferred to Abpro, the corresponding issuance costs will be recorded at the date these shares are transferred to third-party investors against non-redemption or capital commitments. If the 983,333 shares of Series A common stock held by Abpro and 291,667 shares held by the Sponsor are transferred to third-party investors in conjunction with their capital commitments, the maximum related costs to be recorded to additional paid-in capital will be in the amount of approximately $14.3 million (based on the fair value of ACAB’s common stock shares of $11.20 per share at September 30, 2024) with the corresponding decrease in the paid-in-capital.

Under the terms of the BCA, at the Closing of the Business Combination, the Sponsor received 600,601 shares of common stock of New Abpro in exchange for the extinguishment of $2,000,000 advances to ACAB by the Sponsor.

On November 14, 2024, pursuant to the previously disclosed Standby Equity Purchase Agreement (“SEPA”) dated October 30, 2024 with YA II PN, LTD., New Abpro delivered a Convertible Promissory Note to Yorkville (“Yorkville Note”) for $3,000,000, and received net proceeds of $2,755,000. The Yorkville Note has a maturity of November 13, 2025, incurs interest at a rate of 0% (or 18% upon the occurrence of an uncured Event of Default), and is redeemable at the option of New Abpro if the VWAP of New Abpro’s Common Stock is less than $11.50. Yorkville has a right to convert any portion of the Yorkville Note at any time at a conversion price per share equal to the lower of (i) 94% of the lowest daily VWAP during the previous 5 consecutive trading days and (ii) $11.50, which may be adjusted downward upon payment of stock dividend, stock split or reclassification, or if New Abpro issues Common Stock for no consideration or at a price lower than the then-effective Fixed Price (as defined in the Yorkville Note).

Business Prior to the Business Combination

As of September 30, 2024, the Company had not yet commenced any operations. All activity for the period May 20, 2021 (inception) through September 30, 2024 relates to the Company’s formation, the initial public offering (the “Initial Public Offering”), which is described below, and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering was declared effective on January 13, 2022. On January 19, 2022, the Company consummated the Initial Public Offering of 30,000,000 units (the “Units” and, with respect to the shares of Series A common stock included in the Units being offered, the “Public Shares”), which includes the partial exercise by the underwriters of its over-allotment option in the amount of 3,900,000 Units at $10.00 per Unit, generating gross proceeds of $300,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 13,850,000 warrants (each, a “Private Placement Warrant” and, collectively, the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Atlantic Coastal Acquisition Management II LLC (the “Sponsor”), generating gross proceeds of $13,850,000, which is described in Note 4.

Transaction costs amounted to $17,204,107, consisting of $5,760,000 of underwriting fees (net of $240,000 reimbursed by the underwriters), $10,500,000 of deferred underwriting fees, and $944,107 of other offering costs.

Following the closing of the Initial Public Offering on January 19, 2022, an amount of $306,000,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), to be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s stockholders.

The Company had 15 months from the closing of the Initial Public Offering to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period. On April 18, 2023, the company held the Meeting to approve an extension of time for the Company to consummate a Business Combination from April 19, 2023 to October 19, 2023, subject to additional Extension(s) up to December 19, 2023 upon election by the Sponsor. The extension was approved and a result 26,564,308 shares of the Company’s Series A common stock were redeemed at approximately $10.41 per share.

On April 18, 2023, the Sponsor, the Company’s independent directors, and Apeiron Investment Group Ltd (collectively, the “Series B Holders”) voluntarily converted 7,499,999 shares of Series B common stock of the Company they held as of such date into 7,499,999 shares of Series A common stock of the Company (the “Conversion”) in accordance with the amended and restated certificate of incorporation, as amended. With respect to shares of Series A common stock that they received as result of the Conversion, the Series B Holders (i) agreed that they would not vote such stock until after the closing of a Business Combination and (ii) acknowledged that such stock would not be entitled to any distribution from the Company’s trust account. As a result of the Conversion and the results of the Meeting described above, the Company has an aggregate of 10,935,691 shares of Series A common stock outstanding and 1 share of Series B common stock (held by the Sponsor) outstanding.

On October 14, 2023 and November 14, 2023, the Company issued non-interest bearing, unsecured promissory notes in the aggregate principal amount of $80,000, respectively, (the “Notes”) to the Sponsor. The $80,000 of proceeds was deposited into the Company’s trust account in order to extend the amount of time that the Company has available to complete a Business Combination. Upon the closing of a Business Combination by the Company, the Sponsor may elect to either receive repayment under the Notes or to convert all or a portion of the amount loaned under the Notes into Series A common stock of the Company at a price equal to $10.20 per share. In the event that the Company does not complete a Business Combination, the amounts loaned under the Notes will be repaid to the Sponsor only from funds held outside the Trust Account or will be forfeited, eliminated, or otherwise forgiven.

On October 14, 2023, by resolution of the board of directors of the Company, the Company extended the expiration date of the Combination Period from October 19, 2023 to November 19, 2023.

On November 14, 2023, by resolution of the board of directors of the Company, the Company extended the expiration date of the Combination Period from November 19, 2023 to December 19, 2023.

On December 11, 2023, the Company, Abpro Merger Sub Corp., a Delaware corporation, and Abpro Corporation, a Delaware corporation (“Abpro”), entered into a business combination agreement (the “Business Combination Agreement” and the transactions contemplated thereby, the “Merger”). Please see the Current Report on Form 8-K filed on December 12, 2023 for more information on the terms of the Business Combination Agreement, which contains customary representations and warranties, covenants, closing conditions, termination provisions and other terms relating to the Merger.

On December 15, 2023, the company held the Meeting to approve an extension of time for the Company to consummate a Business Combination from December 19, 2023 to March 19, 2024, subject to deposits into the trust account maintained for the benefit of the Company’s public stockholders the lesser of (a) $30,000 or (b) $0.045 for each Public Share that is not redeemed in connection with the Meeting. If the Company has not consummated a Business Combination by the Extended Date, the Company may, without another stockholder vote, elect to extend the Extended Date on a monthly basis up to six times by an additional one month each time thereafter, until September 19, 2024. The extension was approved and a result 2,768,301 public shares of Series A common stock exercised and did not reverse, their right to redeem their Public Shares in connection with the vote upon the Charter Amendment Proposal. As a result of the foregoing, those holders will receive a payment of approximately $10.68 per share redeemed. This resulted in $29,728,990 being withdrawn from the trust account and paid to redeeming stockholders. The payment to the redeeming stockholders was processed in January 2024, as such $29,728,990 has been removed from Series A common stock subject to redemption and recorded as common stock to be redeemed.

On January 21, 2024, the Company received a partial waiver from an underwriter from the initial public offering that was entitled to a portion of the deferred underwriter fee. Subject to the closing of the Merger, the underwriter waived $4,290,000 of the underwriter fee in exchange for 600,000 of common stock in the post-merger Company.

On January 22, 2024, the Company issued a press release announcing that it filed a Registration Statement on Form S-4 with the Securities and Exchange Commission (“SEC”) on January 19, 2024 in connection with the previously announced Merger.

On April 17, 2024, May 20, 2024, June 26, 2024, July 20, 2024, and September 17, 2024 a $10,000 extension payment was made to extend until May 19, 2024, June 19, 2024, July 19, 2024, August 19, 2024, September 19, 2024 and October 19, 2024, respectively. On April 2, 2024, the Company filed an amendment to its Registration Statement on Form S-4 with the SEC in connection with the previously announced proposed Merger with Abpro. On April 30, 2024, the Company filed a second amendment to its Registration on Form S-4 with the SEC.

On April 10, 2024, the Company, Polar Multi-Strategy Master Fund (the “Investor”), and the Sponsor entered into a subscription agreement (the “Subscription Agreement”) pursuant to which the Investor agreed to provide a capital contribution to the Sponsor in an aggregate amount of up to $360,000 (the “Capital Contribution”) in exchange for 1 share of the Company’s Series A common stock held by the Sponsor for each $1 invested by the Investor as of the closing of the Company’s proposed Merger (the “Closing”), provided that the obligation to make capital contributions will terminate on September 19, 2024. Funds invested by the Investor pursuant to the Subscription Agreement will in turn will be loaned by the Sponsor to the Company on an interest-free basis (the “SPAC Loan”) in order to fund the Company’s working capital needs and other expenses in connection with the Closing. As of this filing the Company has drawn the full $360,000 available for withdrawal.

Upon the Closing, the Company will pay to the Sponsor the principal amount outstanding under the SPAC Loan. In addition, the Investor will be entitled to receive from the Sponsor an amount equal to the Capital Contribution in cash or shares of the Company’s common stock, as determined at the Investor’s election (the “Return of Capital”). If the Investor elects to receive the Return of Capital in shares, then the Sponsor will transfer, or the Company (or the surviving entity following the Closing) will issue to the Investor, shares of the Company’s common stock at a rate of 1 share for each $10 invested by the Investor as of the Closing.

In the event that the Company or the Sponsor defaults on certain of its obligations under the Subscription Agreement, and such default continues uncured for a period of five business days following written notice by the Investor to the Company and the Sponsor (the “Default Date”), the Company (or the surviving entity following the Closing) will immediately issue to the Investor 36,000 shares of ACAB common stock on the Default Date and will subsequently issue an additional 36,000 shares of the Company’s common stock on each monthly anniversary of the Default Date thereafter, until such default is cured.

On April 18, 2024, the Company entered into a promissory note agreement with one of its executives to receive up to $1,475,000 in funding. Between April and July 2024, the Company received the full $1,475,000 in advances from the executive, as of the issuance date of these financial statements. These advances accrue interest at 7.5% per annum through the maturity date and at 9.5% per annum after the maturity date if any amounts then remain outstanding. All advances, plus accrued interest, are due and payable on the earlier of (i) the closing of the Business Combination and (ii) September 19, 2024. This promissory note agreement includes early repayment provisions which state that if in any calendar month prior to the closing of the Merger, the Company receives capital or cash flows from another party, then the executive will be paid 10% of such proceeds prior to any other obligations that the Company may have until the principal and interest have been repaid.

On April 18, 2024, the Company received letters from the Nasdaq Stock Market LLC (“Nasdaq”) indicating that (i) the Company was not in compliance with Nasdaq’s Listing Rule 5450(b)(1)(B) because the Company has not, as of the fiscal year ended December 31, 2023, maintained a minimum of 1,100,000 publicly held shares, as required under the Nasdaq continued listing standards for The Nasdaq Global Market and (ii) the Company has failed to maintain a minimum market value of publicly held shares of $15,000,000 for the 30 consecutive business day period preceding this letter, as required under Nasdaq Listing Rule 5450(b)(2)(C).

Under Nasdaq Listing Rules, the Company has 45 calendar days to submit a plan to regain compliance with Rule 5450(b)(1)(B) and 180 calendar days to regain compliance with Rule 5450(b)(2)(C). The Company expects that both deficiencies will be cured as a result of the consummation of the proposed Merger with Abpro. On April 23, 2024, the Company submitted its plan of compliance to Nasdaq, where it requested an extension of the compliance period to regain compliance with Rule 5450(b)(1)(B) from 45 calendar days to 180 calendar days, which request was subsequently granted by Nasdaq.

On July 18, 2024, Company, by resolution of the board of directors of the Company, in accordance with the Company’s Amended and Restated Certificate of Incorporation (as amended), extended the expiration date of the amount of time that the Company has available to complete a business combination from July 19, 2024 to August 19, 2024.

On July 31, 2024, the Company received notice from the Nasdaq indicating that the Company was not in compliance with Nasdaq’s Listing Rule 5450(a) because the Company has failed to maintain a minimum of 400 holders of record and/or beneficial owners for its primary equity securities listed on The Nasdaq Global Market, as required under the Nasdaq continued listing standards for The Nasdaq Global Market.

Under Nasdaq Listing Rules, the Company has 45 calendar days to submit a plan to regain compliance with Listing Rule 5450(a) and may be granted up to 180 calendar days from the date of the notice to regain compliance therewith. The Company plans to submit its plan of compliance to Nasdaq within the required timeframe.

On August 16, 2024, the “Company, by resolution of the board of directors of the Company, in accordance with the Company’s Amended and Restated Certificate of Incorporation (as amended), extended the expiration date of the amount of time that the Company has available to complete a business combination from August 19, 2024 to September 19, 2024.

On September 17, 2024, the “Company, by resolution of the board of directors of the Company, in accordance with the Company’s Amended and Restated Certificate of Incorporation (as amended), extended the expiration date of the amount of time that the Company has available to complete a business combination from September 19, 2024 to October 19, 2024.

On August 20, 2024, the Company filed a preliminary proxy statement with the SEC to be distributed to holders of the Company’s common stock in connection with the Company’s solicitation of proxies for a vote by the Company’s stockholders with respect to a proposal to amend the Company’s Certificate of Incorporation to extend the date by which the Company must complete a Business Combination from September 19, 2024 to October 19, 2024 (the “Termination Date”) and to allow the Company, without another stockholder vote, to elect to extend the Termination Date by resolution of the Company’s board of directors, if requested by the Sponsor, until November 19, 2024 or a total of up to two months after the Termination Date, unless the closing of a Business Combination shall have occurred prior thereto.

The Company, by resolution of the board of directors of the Company, in accordance with the Company’s Amended and Restated Certificate of Incorporation (as amended), extended the expiration date of the amount of time that the Company has available to complete a Business Combination. On April 17, 2024, May 20, 2024, June 26, 2024, July 20, 2024, and September 17, 2024 a $10,000 extension payment was made to extend until May 19, 2024, June 19, 2024, July 19, 2024, August 19, 2024, September 19, 2024, and October 19, 2024. At the closing of the Business Combination $16,238 was withheld and paid to redeeming stockholders for the extension of the Business Combination Period from October 19, 2024 to November 19, 2024.

Under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (the “HSR Act”), and the rules that have been promulgated thereunder, certain transactions, including the Merger, may not be consummated unless an HSR Notification and Report Form has been furnished to the Antitrust Division of the Department of Justice and by the Federal Trade Commission (“FTC”) by each party and certain waiting period requirements have been satisfied. The Merger is subject to these requirements and may not be completed until the expiration of a 30-day waiting period following the two filings of the required Notification and Report Forms with the Antitrust Division and the FTC or until early termination is granted. The Company and Abpro submitted the required HSR notifications to the FTC and the DOJ on April 23, 2024. The statutory waiting period under the HSR Act expired on May 23, 2024.

On August 22, 2024, Atlantic Coastal Acquisition Corp. II entered into the Abpro Bio PIPE Subscription Agreement with Abpro Bio, pursuant to which Abpro Bio agreed to subscribe for and purchase, and ACAB agreed to issue and sell, 622,467 newly-issued shares of Series A common stock, par value $0.0001 per share, the Abpro Bio PIPE Shares substantially concurrently with the Closing, at a price of $10.00 per share, for an aggregate purchase price of $6,224,670. In addition, Abpro Bio will be granted an aggregate of 1,244,934 shares of Series A common stock previously allocated among ACAB and the Company, among others, for the purposes of a PIPE financing, obtaining capital for ACAB or the surviving company of the Business Combination such shares, the Abpro Incentive Shares. Abpro Bio holds an approximately 35% ownership interest the Company and has previously entered into a Collaboration and License Agreement with the Company in January 2020 and, in connection therewith, made a $30 million equity investment in the Company. Additionally, on October 18, 2023, the Company issued a promissory note in the aggregate principal amount of up to $6 million for the benefit of the “company Loan. Part of the purchase price for the Abpro Bio PIPE Shares includes $4,224,663.33 under the Company Loan that shall be forgiven, with the remainder of the purchase price in cash.

On August 22, 2024, ACAB entered into the Celltrion Subscription Agreement and, together with the Abpro Bio PIPE Subscription Agreement, the PIPE Subscription Agreements with Celltrion, pursuant to which Celltrion agreed to subscribe for and purchase, and ACAB agreed to issue and sell, 500,000 newly-issued shares of Series A common stock, par value $0.0001 per share, the Celltrion PIPE Shares substantially concurrently with the Closing, at a price of $10.00 per share, for an aggregate purchase price of $5,000,000. In addition, Celltrion will be granted an aggregate of 1,000,000 the Abpro Incentive Shares granted to Abpro Bio and Celltrion, together with the Abpro Bio PIPE Shares and the Celltrion PIPE Shares, collectively, the “PIPE Shares. Celltrion has previously entered into an exclusive collaboration and license agreement with the Company in September 2022, which was amended in August 2024, and is entitled to certain milestone payments from the Company thereunder.

On August 22, 2024, ACAB and Celltrion entered into the Investor Rights Agreement (the “IRA”) in connection with the Celltrion Subscription Agreement, which, among other things, provides for the designation by Celltrion of a director nominee at the next annual meeting of the surviving company following the successful consummation of the Business Combination.

On September 4, 2024, ACAB entered into as amended, the Business Combination Agreement with Abpro and Abpro Merger Sub Corp., pursuant to which 600,601 shares of Series A common stock of the surviving company will be issued at closing to ACAB’s sponsor, the Sponsor in lieu of repayment of $2,000,000 of Unpaid SPAC Expenses owed to the Sponsor as a result of advances made by the Sponsor to ACAB.

On September 19, 2024, at a special meeting of the stockholders of Atlantic Coastal Acquisition Corp. II, a Delaware corporation and a special purpose acquisition company whose securities are listed on the Special Meeting, the stockholders approved a proposal to amend the Company’s amended and restated certificate of incorporation, as the Charter, to extend the date by which the Company must (i) consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination involving the Company and one or more businesses, (ii) cease its operations if it fails to complete such Business Combination, and (iii) redeem or repurchase 100% of the Company’s Series A common stock included as part of the units sold in the Company’s initial public offering that was consummated on January 19, 2022 the Public Shares, from the Original Termination Date to the Extended Date, or such earlier date as determined by the Board, provided that the Company’s sponsor, Atlantic Coastal Acquisition Management II LLC, a Delaware limited liability company, deposits into the trust account maintained for the benefit of the Company’s public stockholders $0.03 for each Public Share that is not redeemed in connection with the Special Meeting. The Company elected to extend the Extended Date on a monthly basis once (such monthly extension being hereinafter referred to as an “Additional Charter Extension Date”), by resolution of the Board, if requested by the Sponsor, and upon five days’ advance notice prior to the Extended Date, until November 19, 2024, or a total of up to two months after the Original Termination Date. The Company, by resolution of the board of directors of the Company, in accordance with the Company’s Amended and Restated Certificate of Incorporation (as amended), extended the expiration date of the amount of time that the Company has available to complete a Business Combination to November 19, 2024.

In connection with the special meeting held on September 19, 2024, stockholders holding a total of 126,122 public shares of Series A common stock exercised their right to redeem their public shares, an aggregate of $1,423,594, in connection with the vote upon the Charter Amendment Proposal. As a result of the foregoing, those holders will receive a payment of approximately $11.29 per share redeemed. The payment to the redeeming stockholders was processed in October 2024, as such $1,423,594 has been removed from Series A common stock subject to redemption and recorded as common stock to be redeemed.

Going Concern and Liquidity

At September 30, 2024, the Company had $13,597 in its operating bank accounts and a working capital deficit of $7,480,594.

In connection with the Company’s assessment of going concern considerations in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40 “Presentation of Financial Statements—Going Concern,” management has determined the future viability of the Company is largely dependent on its ability to raise additional capital to finance its operations. The Company expects to seek additional funding through equity and debt financings, collaboration agreements and research grants. Although the Company has been successful in raising capital in the past, there is no assurance that it will be successful in obtaining such additional financing on terms acceptable to the Company, if at all. If the Company is unable to obtain funding, the Company could be forced to delay, reduce or eliminate its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects.

Accordingly, based on the considerations discussed above, management has concluded there is substantial doubt as to the Company’s ability to continue as a going concern within one year after the date the condensed consolidated financial statements are issued. If adequate funds are not available, the Company may require initiating steps to slow cash burn, extending the cash runway until financing can be secured. The unaudited condensed consolidated financial statements do not include any adjustments with respect to the carrying amounts of assets and liabilities and their classification that might result from the outcome of this uncertainty.

Risks and Uncertainties

The impact of current conflicts around the globe, including Russia’s invasion of Ukraine and the Israel-Hamas war, and related sanctions, on the world economy is not determinable as of the date of these financial statements, and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with a Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and impact the Company’s ability to complete a Business Combination.

During the second quarter, the IRS issued final regulations with respect to the timing and payment of the excise tax. Pursuant to those regulations, the Company would need to file a return and remit payment for any liability incurred during the period from January 1, 2023 to December 31, 2023 on or before October 31, 2024. The Company has filed the excise tax return and has engaged the IRS in determining a payment plan for the balance.

The Company is unable to pay its obligation in full, as such it will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full.

On April 18, 2023, December 13, 2023, and September 27, 2024 the Company’s stockholders redeemed 26,564,308 shares of Series A common stock for a total of $276,471,460, redeemed 2,768,301 shares of Series A common stock for a total of $29,728,990, and redeemed 126,122 shares of Series A common stock for a total of $1,423,594. respectively. The Company evaluated the classification and accounting of the stock redemption under ASC 450, “Contingencies”. ASC 450 states that when a loss contingency exists the likelihood that the future events will confirm the loss or impairment of an asset or the incurrence of a liability can range from probable to remote. A contingent liability must be reviewed at each reporting period to determine appropriate treatment. The Company evaluated the current status and probability of completing a Business Combination as of December 31, 2023 and determined that a contingent liability should be calculated and recorded. As of September 30, 2024 and December 31, 2023, the Company recorded $3,076,240 and $3,062,004 of excise tax liability calculated as 1% of shares redeemed, respectively.

NOTE 1 — ORGANIZATION AND PLAN OF BUSINESS OPERATIONS

Atlantic Coastal Acquisition Corp. II (the “Company”) is a blank check company incorporated in Delaware on May 20, 2021. The Company was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”). On November 30, 2023 the Company formed Abpro Merger Sub Corp. (“Merger Sub”), a wholly owned subsidiary of the Company.

The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2023, the Company had not yet commenced any operations. All activity for the period May 20, 2021 (inception) through December 31, 2023 relates to the Company’s formation, the initial public offering (the “Initial Public Offering”), which is described below, and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering was declared effective on January 13, 2022. On January 19, 2022, the Company consummated the Initial Public Offering of 30,000,000 units (the “Units” and, with respect to the shares of Series A common stock included in the Units being offered, the “Public Shares”), which includes the partial exercise by the underwriters of its over-allotment option in the amount of 3,900,000 Units at $10.00 per Unit, generating gross proceeds of $300,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 13,850,000 warrants (each, a “Private Placement Warrant” and, collectively, the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Atlantic Coastal Acquisition Management II LLC (the “Sponsor”), generating gross proceeds of $13,850,000, which is described in Note 4.

Transaction costs amounted to $17,204,107, consisting of $5,760,000 of underwriting fees (net of $240,000 reimbursed by the underwriters), $10,500,000 of deferred underwriting fees, and $944,107 of other offering costs.

Following the closing of the Initial Public Offering on January 19, 2022, an amount of $306,000,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), to be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s stockholders, as described below.

To mitigate the risk of us being deemed to have been operating as an unregistered investment company (including under the subjective test of Section 3(a)(1)(A) of the Investment Company Act), the Company instructed the Trustee in December 29, 2023 to liquidate the U.S. government securities or money market funds held in the Trust Account and thereafter to hold all funds in the Trust Account in cash (which may include demand deposit accounts) until the earlier of consummation of our Business Combination or liquidation.

While the Company’s management has broad discretion with respect to the specific application of the cash held outside of the Trust Account substantially all of the net proceeds from the Initial Public Offering and the sale of the Private Placement Warrants, which are placed in the Trust Account are intended to be applied generally toward completing a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (as defined below) (less any deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the signing a definitive agreement to enter a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide its holders of the outstanding Public Shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.20 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either prior to or upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the holders of the Company’s shares prior to the Initial Public Offering (the “Initial Stockholders”) have agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or do not vote at all.

Notwithstanding the above, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Initial Stockholders have agreed (a) to waive their redemption rights with respect to their Founder Shares and Public Shares held by them in connection with the completion of a Business Combination, (b) to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination prior to September 19, 2024 and (c) not to propose an amendment to the Amended and Restated Certificate of Incorporation (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s Initial Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination or (ii) with respect to any other provision relating to stockholders’ rights or pre-initial business combination activity, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The Company had 15 months from the closing of the Initial Public Offering to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

On April 18, 2023, the company held the Meeting to approve an extension of time for the Company to consummate an initial business combination from April 19, 2023 to October 19, 2023, subject to additional Extension(s) up to December 19, 2023 upon election by the Sponsor. The extension was approved and a result 26,564,308 shares of the Company’s Series A common stock were redeemed at approximately $10.41 per share.

On April 18, 2023, the Sponsor, the Company’s independent directors, and Apeiron Investment Group Ltd (collectively, the “Series B Holders”) voluntarily converted 7,499,999 shares of Series B Common Stock of the Company they held as of such date into 7,499,999 shares of Series A common stock of the Company (the “Conversion”) in accordance with the amended and restated certificate of incorporation, as amended. With respect to shares of Series A common stock that they received as result of the Conversion, the Series B Holders (i) agreed that they would not vote such stock until after the closing of a business combination and (ii) acknowledged that such stock would not be entitled to any distribution from the Company’s trust account. As a result of the Conversion and the results of the Meeting described above, the Company has an aggregate of 10,935,691 shares of Series A common stock outstanding and 1 share of Series B Common Stock (held by the Sponsor) outstanding.

On October 14, 2023 and November 14, 2023, the Company issued non-interest bearing, unsecured promissory notes in the aggregate principal amount of $80,000, respectively, (the “Notes”) to the Sponsor. The $80,000 was deposited into the Company’s trust account in order to extend the amount of time that the Company has available to complete a business combination. Upon the closing of a business combination by the Company, the Sponsor may elect to either receive repayment under the Notes or to convert all or a portion of the amount loaned under the Notes into Series A common stock of the Company at a price equal to $10.20 per share. In the event that the Company does not complete a business combination, the amounts loaned under the Notes will be repaid to the Sponsor only from funds held outside the Trust Account or will be forfeited, eliminated, or otherwise forgiven.

On October 14, 2023, by resolution of the board of directors of the Company, the Company extended the expiration date of the Business Combination Period from October 19, 2023 to November 19, 2023.

On November 14, 2023, by resolution of the board of directors of the Company, the Company extended the expiration date of the Business Combination Period from November 19, 2023 to December 19, 2023.

On December 11, 2023, the Company, Abpro Merger Sub Corp., a Delaware corporation, and Abpro Corporation, a Delaware corporation, entered into a business combination agreement (the “Business Combination Agreement”). Please see the Form 8-K filed on December 12, 2023 for more information on the terms of the Business Combination Agreement, which contains customary representations and warranties, covenants, closing conditions, termination provisions and other terms relating to the Merger.

On December 15, 2023, the company held the Meeting to approve an extension of time for the Company to consummate an initial business combination from December 19, 2023 to March 19, 2024, subject to deposits into the trust account maintained for the benefit of the Company’s public stockholders the lesser of (a) $30,000 or (b) $0.045 for each Public Share that is not redeemed in connection with the Meeting. If the Company has not consummated a Business Combination by the Extended Date, the Company may, without another stockholder vote, elect to extend the Extended Date on a monthly basis up to six times by an additional one month each time thereafter, until September 19, 2024. The extension was approved and a result 2,768,301 public shares of Series A common stock exercised and did not reverse, their right to redeem their public shares in connection with the vote upon the Charter Amendment Proposal. As a result of the foregoing, those holders will receive a payment of approximately $10.68 per share redeemed. This resulted in $29,728,990 being withdrawn from the trust account and paid to redeeming stockholders. The payment to the redeeming stockholders was processed in January 2024, as such $29,728,990 has been removed form Series A common stock subject to redemption and recorded as common stock to be redeemed.

The Initial Stockholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Stockholders acquire Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.20 per Public Share or (2) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay our taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account. There is no assurance that the Company’s plans to consummate the Business Combination will be successful or successful within the Combination Period. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Going Concern

At December 31, 2023, the Company had $264,538 in its operating bank accounts and a working capital deficit of $5,394,929.

Until the consummation of a Business Combination, the Company will be using the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.

The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. The Company will need to raise additional capital through loans or additional investments from its Sponsor, shareholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. If the Company is unable to complete the Business Combination because it does not have sufficient funds available, the Company will be forced to cease operations and liquidate the Trust Account. These conditions raise substantial doubt about the Company’s ability to continue as a going concern one year from the date that these consolidated financial statements are issued.

In connection with the Company’s assessment of going concern considerations in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40 “Presentation of Financial Statements—Going Concern,” the Company has until April 19, 2024, 2023, to consummate a Business Combination. If a Business Combination is not consummated by this date there will be a mandatory liquidation and subsequent dissolution of the Company. Although the Company intends to consummate a Business Combination on or before April 19, 2024, it is uncertain that the Company will be able to consummate a Business Combination by this time. Management has determined that the liquidity condition, coupled with the mandatory liquidation, should a Business Combination not occur, and potential subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s plan is to complete a business combination on or prior to April 19, 2024, however it is uncertain that the Company will be able to consummate a Business Combination by this time. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after April 19, 2024.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, close of the Initial Public Offering, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The impact of current conflicts around the globe, including Russia’s invasion of Ukraine and the Israel-Hamas war, and related sanctions, on the world economy is not determinable as of the date of these financial statements, and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and impact the Company’s ability to complete a Business Combination.

On April 18, 2023 and December 13, 2023, the Company’s stockholders redeemed 26,564,308 Series  A shares for a total of $276,471,460 and redeemed 2,768,301 Series A shares for a total of $29,728,990, respectively. The Company evaluated the classification and accounting of the stock redemption under ASC 450, “Contingencies”. ASC 450 states that when a loss contingency exists the likelihood that the future events will confirm the loss or impairment of an asset or the incurrence of a liability can range from probable to remote. A contingent liability must be reviewed at each reporting period to determine appropriate treatment. The Company evaluated the current status and probability of completing a Business Combination as of December 31, 2023 and determined that a contingent liability should be calculated and recorded. As of December 31, 2023, the Company recorded $3,062,004 of excise tax liability calculated as 1% of shares redeemed.